Pay vs Performance Disclosure	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (4,834,474)	$ (6,157,779)	$ (5,137,064)	$ (2,359,844)